JOHN HANCOCK FUNDS II

200 Berkeley Street

Boston, Massachusetts 02116

January 4, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: John Hancock Funds II (the “Registrant”)

File Nos. 333-126293; 811-21779

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), please accept this letter as notice that the forms of Prospectuses and Statement of Additional Information for the Funds (see Appendix A following), each dated January 1, 2021, that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from the forms of Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 236 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 238 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on December 23, 2020 via EDGAR, accession number 0001133228-20-008103, except for the Multi-Index Lifetime Portfolio Class R4 and Class R6 prospectus, which was separately filed pursuant to paragraph (c) of Rule 497 on December 31, 2020.

If you have any questions, please call the undersigned at (617) 572-0138.

Sincerely,

/s/ Ariel Ayanna
Ariel Ayanna
Assistant Secretary of the Trust

Appendix A

1.	Alternative Asset Allocation Fund
2.	Asia Pacific Total Return Bond Fund
3.	Blue Chip Growth Fund
4.	Capital Appreciation Fund
5.	Capital Appreciation Value Fund
6.	Core Bond Fund
7.	Emerging Markets Fund
8.	Emerging Markets Debt Fund
9.	Equity Income Fund
10.	Floating Rate Income Fund
11.	Fundamental Global Franchise
12.	Global Equity Fund
13.	Health Sciences Fund
14.	High Yield Fund
15.	International Small Company Fund
16.	International Strategic Equity Allocation Fund
17.	Mid Cap Stock Fund
18.	Mid Value Fund
19.	Multi-Asset High Income Fund (formerly, Income Allocation Fund)
20.	Multi-Index Lifestyle Aggressive Portfolio
21.	Multi-Index Lifestyle Balanced Portfolio
22.	Multi-Index Lifestyle Conservative Portfolio
23.	Multi-Index Lifestyle Growth Portfolio
24.	Multi-Index Lifestyle Moderate Portfolio
25.	Multi-Index 2010 Lifetime Portfolio
26.	Multi-Index 2015 Lifetime Portfolio
27.	Multi-Index 2020 Lifetime Portfolio
28.	Multi-Index 2025 Lifetime Portfolio
29.	Multi-Index 2030 Lifetime Portfolio
30.	Multi-Index 2035 Lifetime Portfolio
31.	Multi-Index 2040 Lifetime Portfolio
32.	Multi-Index 2045 Lifetime Portfolio
33.	Multi-Index 2050 Lifetime Portfolio
34.	Multi-Index 2055 Lifetime Portfolio
35.	Multi-Index 2060 Lifetime Portfolio
36.	Multi-Index 2065 Lifetime Portfolio
37.	Multi-Index Income Preservation Portfolio
38.	Multi-Index 2025 Preservation Portfolio
39.	Multi-Index 2030 Preservation Portfolio
40.	Multi-Index 2035 Preservation Portfolio
41.	Multi-Index 2040 Preservation Portfolio
42.	Multi-Index 2045 Preservation Portfolio
43.	Multi-Index 2050 Preservation Portfolio
44.	Multi-Index 2055 Preservation Portfolio
45.	Multi-Index 2060 Preservation Portfolio

46.	Multi-Index 2065 Preservation Portfolio
47.	Multimanager 2010 Lifetime Portfolio
48.	Multimanager 2015 Lifetime Portfolio
49.	Multimanager 2020 Lifetime Portfolio
50.	Multimanager 2025 Lifetime Portfolio
51.	Multimanager 2030 Lifetime Portfolio
52.	Multimanager 2035 Lifetime Portfolio
53.	Multimanager 2040 Lifetime Portfolio
54.	Multimanager 2045 Lifetime Portfolio
55.	Multimanager 2050 Lifetime Portfolio
56.	Multimanager 2055 Lifetime Portfolio
57.	Multimanager 2060 Lifetime Portfolio
58.	Multimanager 2065 Lifetime Portfolio
59.	New Opportunities
60.	Opportunistic Fixed Income Fund (formerly, Global Bond Fund)
61.	Real Estate Securities Fund
62.	Science & Technology Fund
63.	Small Cap Growth Fund
64.	Small Cap Value Fund
65.	Strategic Equity Allocation Fund
66.	Strategic Income Opportunities Fund
67.	U.S. High Yield Bond Fund
68.	U.S. Sector Rotation Fund